DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Net cash provided by operating activities of discontinued operations	$ 6,861	$ 68,599	$ (71,292)
Net cash provided by investing activities of discontinued operations	0	0	51,357
Net cash used in financing activities of discontinued operations	$ (7,591)	$ (45,551)	$ (58,150)